RISK MANAGEMENT - Offset of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 2,212,421	$ 7,405,584
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,212,421	7,405,584
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,939,706)	(6,392,425)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(235,189)	(417,418)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	37,526	595,741
Derivatives
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	2,126,229	2,062,259
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	2,126,229	2,062,259
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(1,911,903)	(1,509,856)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(235,189)	(370,249)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(20,863)	182,154
Repurchase agreements
Disclosure of offsetting of financial assets [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	86,192	5,343,325
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	86,192	5,343,325
Financial instruments subject to enforceable master netting arrangement or similar agreement not set off against financial assets	(27,803)	(4,882,569)
Cash collateral received subject to enforceable master netting arrangement or similar agreement not set off against financial assets		(47,169)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	$ 58,389	$ 413,587